Memorandum accounts - Contingent commitments by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent commitments
Contingent Commitments	$ 320,318	$ 262,925
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	205,793	171,094
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	114,418	91,516
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	107	$ 315
Stage 1
Contingent commitments
Contingent Commitments	313,528
Stage 1 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	204,260
Stage 1 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	109,161
Stage 1 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	107
Stage 2
Contingent commitments
Contingent Commitments	6,160
Stage 2 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	1,338
Stage 2 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	4,822
Stage 2 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	0
Stage 3
Contingent commitments
Contingent Commitments	630
Stage 3 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	195
Stage 3 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	435
Stage 3 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	$ 0